Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted cash and cash equivalents	$ 1,165	$ 1,164
Capitalized Drilling Costs	$ 17,600	$ 11,200	$ 5,200
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	14 years